Intangible Assets - Amortization Expense of Intangibles Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 295	$ 223	$ 182